CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIENCY) (Details) (USD $)	Total	Accounts Payable [Member]	Services [Member]	Redeemable Convertible Preferred Stock [Member]	Equity (Deficiency) [Member]	Equity (Deficiency) [Member] Accounts Payable [Member]	Equity (Deficiency) [Member] Services [Member]	Deferred Compensation [Member]	Deferred Compensation [Member] Accounts Payable [Member]	Deferred Compensation [Member] Services [Member]	Common Stock [Member]	Common Stock [Member] Accounts Payable [Member]	Common Stock [Member] Services [Member]	Series B Convertible Preferred Stock [Member]	Series A Preferred Stock [Member]	Series A Preferred Stock [Member] Accounts Payable [Member]	Series A Preferred Stock [Member] Services [Member]	Additional Paid In Capital [Member]	Additional Paid In Capital [Member] Accounts Payable [Member]	Additional Paid In Capital [Member] Services [Member]	Deficit Accumulated During Development Stage [Member]	Deficit Accumulated During Development Stage [Member] Accounts Payable [Member]	Deficit Accumulated During Development Stage [Member] Services [Member]	Accumulated Other Comprehensive Income [Member]
Balance at Jan. 21, 1997
Equity contributions	$ 1,143,487				$ 1,143,487
Subscriptions receivable	440,000				440,000
Technology contribution	4,550,000				4,550,000
Net loss	(5,256,012)																				(5,256,012)
Balance at Dec. 31, 1997	877,475				6,133,487																(5,256,012)
Balance, shares at Dec. 31, 1997
Equity contributions	2,518,236				2,518,236
Options issued to consultants	1,671				1,671
Subscriptions receivable	50,000				50,000
Net loss	(1,867,348)																				(1,867,348)
Balance at Dec. 31, 1998	1,580,034				8,703,394																(7,123,360)
Equity contributions	1,382,872				1,382,872
Equity issued to consultants	88,363				88,363
Recognition of deferred compensation					47,001			(47,001)
Amortization of deferred compensation	15,667							15,667
Subscriptions receivable	100,000				100,000
Net loss	(3,066,388)																				(3,066,388)
Balance at Dec. 31, 1999	100,548				10,321,630			(31,334)													(10,189,748)
Balance, shares at Dec. 31, 1999
Equity contributions	14,407,916				14,407,916
Equity issued to consultants	1,070,740				1,070,740
Warrants issued to consultants	468,526				468,526
Recognition of deferred compensation					27,937			(27,937)
Amortization of deferred compensation	46,772							46,772
Net loss	(10,753,871)																				(10,753,871)
Balance at Dec. 31, 2000	5,340,631				26,296,749			(12,499)													(20,943,619)
Balance, shares at Dec. 31, 2000
Equity contributions	13,411,509				13,411,506
Equity issued to consultants	161,073				161,073
Stock options issued to employee	2,847				2,847
Fees incurred in raising capital	(1,206,730)				(1,206,730)
Amortization of deferred compensation	12,499							12,499
Net loss	(15,392,618)																				(15,392,618)
Balance at Dec. 31, 2001	2,329,208				38,665,445																(36,336,237)
Balance, shares at Dec. 31, 2001
Equity contributions	6,739,189				6,739,189
Equity issued to consultants	156,073				156,073
Options issued to consultants	176,250				176,250
Stock options issued to employee	2,847				2,847
Fees incurred in raising capital	(556,047)				(556,047)
Conversion of convertible notes to common	(1,350,828)				(1,350,828)
Conversion of convertible notes to common, shares
Net loss	(11,871,668)																				(11,871,668)
Balance at Dec. 31, 2002	(4,374,976)				43,832,929																(48,207,905)
Balance, shares at Dec. 31, 2002
Equity contributions	4,067,250				4,067,250
Equity issued to consultants	16,624				16,624
Change in fair value of management units	2,952,474				2,952,474
Options issued to consultants	65,681				65,681
Fees incurred in raising capital	(343,737)				(343,737)
Conversion of convertible notes to common	(281,340)				(281,340)
Conversion of convertible notes to common, shares
Net loss	(6,009,283)																				(6,009,283)
Balance at Dec. 31, 2003	(3,907,307)				50,309,881																(54,217,188)
Balance, shares at Dec. 31, 2003
Equity contributions	512,555				512,555
Change in fair value of management units	(2,396,291)				(2,396,291)
Fees incurred in raising capital	(80,218)				(80,218)
Net loss	(1,096,683)																				(1,096,683)
Balance at Dec. 31, 2004	(6,967,944)				48,345,927																(55,313,871)
Balance, shares at Dec. 31, 2004
Equity contributions	92,287				92,287
Change in fair value of management units	(14,551)				(14,551)
Fees incurred in raising capital	(92,287)				(92,287)
Reorganization from LLC to "C" Corporation					(49,219,260)						4,829							49,214,431
Reorganization from LLC to "C" Corporation (in shares)											4,829,120
Conversion of convertible notes to common	51,565				51,565
Issuance of common stock in settlement of accounts payable	836,319				836,319
Issuance of common stock in settlement of accounts payable, shares
Net loss	(3,665,596)																				(3,665,596)
Balance at Dec. 31, 2005	(9,760,207)										4,829							49,214,431			(58,979,467)
Balance, shares at Dec. 31, 2005											4,829,120
Warrants issued to consultants		192,311	9,883																192,311	9,883
Preferred stock dividends															303			303,397			(303,700)
Issuance of Series A Preferred Stock as dividends, shares															303,700
Issuance of preferred stock	5,300,000														5,300			5,530,143			(235,443)
Issuance of preferred stock, shares															5,300,000
Issuance of preferred stock for redemption of convertible note	1,000,000														1,000			1,204,640			(205,640)
Issuance of preferred stock for redemption of convertible note, shares															1,000,000
Issuance of stock options to employees, consultants and directors	143,352																	143,352
Cost of raising capital associated with issuance of preferred stock	(620,563)																	(620,563)
Shares held by original stockholders of Parent immediately prior to merger											3,750							(3,750)
Shares held by original stockholders of Parent immediately prior to merger (in shares)											3,750,000
Conversion of Series A and Series B into Common											(241)				800			30,194			(30,753)
Conversion of Series A and Series B into Common (in shares)											(240,929)				799,885
Issuance of common stock for cash	799,885										241							799,644
Issuance of common stock for cash, shares											240,929
Issuance of common stock to investor group for price protection											100							(100)
Issuance of common stock to investor group for price protection, shares											100,000
Issuance of common stock in consideration for funding $1,000,000 convertible note payable per terms of merger transaction	1,000,000										10,000							990,000
Issuance of common stock in consideration for funding $1,000,000 convertible note payable per terms of merger transaction, shares											10,000,000
Conversion of convertible notes to common	11,382,110										5,171							11,376,939
Conversion of convertible notes to common, shares											5,170,880
Issuance of common stock in settlement of accounts payable	587,814										779							587,035
Issuance of common stock in settlement of accounts payable, shares											778,274
Net loss	(7,671,580)																				(7,671,580)
Balance at Dec. 31, 2006	2,363,005										24,629				7,403			69,757,556			(67,426,583)
Balance, shares at Dec. 31, 2006											24,628,274				7,403,585
Issuance of stock options to employees, consultants and directors	498,955																	498,955
Conversion of Series A and Series B into Common											405				(506)			101
Conversion of Series A and Series B into Common (in shares)											405,157				(506,446)
Issuance of common stock in settlement of accounts payable	23,002										11
Issuance of common stock in settlement of accounts payable, shares											11,501							2,991
Issuance of Series A Preferred Stock as dividends and settlement of dividends/penalties payable in connection with non-registration event	361,496														1,122			1,121,246			(760,872)
Issuance of Series A Preferred Stock as dividends and settlement of dividends/penalties payable in connection with non-registration event, shares															1,122,369
Net loss	(3,350,754)																				(3,350,754)
Balance at Dec. 31, 2007	(104,296)										25,045				8,019			71,400,849			(71,538,209)
Balance, shares at Dec. 31, 2007											25,044,932				8,019,508
Stock based compensation - employees, consultants and directors	363,563																	363,563
Issuance of warrants	40,354																	40,354
Preferred stock dividends															831			277,087			(277,918)
Issuance of Series A Preferred Stock as dividends, shares															830,384
Issuance of preferred stock	(364,747)			5,442,497																	(364,747)
Issuance of preferred stock, shares				52,931.47										0
Issuance of Series B Preferred Stock as dividends	(262,717)			262,717																	(262,717)
Issuance of Series B Preferred Stock as dividends, shares				2,627.17
Cost of raising capital associated with issuance of Series B Preferred Stock
Conversion of Series A and Series B into Common	0										219				(57)			(162)
Conversion of Series A and Series B into Common (in shares)											218,585			0	(56,832)
Net loss	(3,017,890)																				(3,017,890)
Balance at Dec. 31, 2008	(3,345,733)			5,705,214							25,264				8,793			72,081,691			(75,461,481)
Balance, shares at Dec. 31, 2008				55,558.64							25,263,517			0	8,793,060
Stock based compensation - employees, consultants and directors	236,705																	236,705
Preferred stock dividends															789			110,809			(111,598)
Issuance of Series A Preferred Stock as dividends, shares															789,610
Issuance of preferred stock	(586,023)			586,023														0			(586,023)
Issuance of preferred stock, shares				5,860.22
Conversion of notes payable and accrued interest to Series B Preferred Shares	(6,704)			64,309										0				0			(6,704)
Conversion of notes payable and accrued interest to Series B Preferred Shares, shares				576.05
Conversion of Series A and Series B into Common	681,558			(681,558)							41,111				(3,326)			643,773
Conversion of Series A and Series B into Common (in shares)				(6,628.55)							41,111,339				(3,326,857)
Cashless exercise of warrants				1,335,754														0			0
Cashless exercise of warrants (in shares)				13,357.52
Warrant modification as inducement to exercise	14,885																	14,885			0
Net loss	(2,736,715)																				(2,736,715)
Balance at Dec. 31, 2009	(5,742,027)			7,009,742							66,375				6,256			73,087,863			(78,902,521)
Balance, shares at Dec. 31, 2009				68,723.88							66,374,856			0	6,255,813
Stock based compensation - employees, consultants and directors	149,325																	149,325
Preferred stock dividends															590			167,992			(168,582)
Issuance of Series A Preferred Stock as dividends, shares															590,159
Issuance of preferred stock	(2,008,882)			2,008,882														0			(2,008,882)
Issuance of preferred stock, shares				6,232.81
Conversion of Series A and Series B into Common	1,437,814			(1,437,814)							47,824				(1,020)			1,391,010
Conversion of Series A and Series B into Common (in shares)				(13,983.58)							47,824,298				(1,019,563)
Issuance of common stock for cash	749,999										7,174							742,825
Issuance of common stock for cash, shares											7,174,186
Cost of raising capital	(49,560)										1,465							(51,025)
Cost of raising capital (in shares)											1,465,071
Relative fair value of warrants and beneficial conversion feature in connection with issuance of convertible note	306,805																	306,805
Net loss	(2,908,865)																				(2,908,865)
Balance at Dec. 31, 2010	(8,065,391)			7,580,810	0			0			122,838			0	5,826			75,794,795			(83,988,850)
Balance, shares at Dec. 31, 2010				60,973.11							122,838,411			0	5,826,409
Stock based compensation - employees, consultants and directors	865,535																	865,535
Preferred stock dividends															266			71,755			(72,021)
Issuance of Series A Preferred Stock as dividends, shares															266,161
Issuance of preferred stock	(3,015,023)			3,015,023														0			(3,015,023)
Issuance of preferred stock, shares				6,283.41
Conversion of Series A and Series B into Common	187,462			(187,462)							16,116				(4,645)			175,991
Conversion of Series A and Series B into Common (in shares)				(1,823.18)							16,115,042				(4,645,411)
Issuance of common stock for cash	2,643,766										17,336							2,626,430
Issuance of common stock for cash, shares											17,335,942
Conversion of convertible notes to common	1,515,130										15,151							1,499,979
Conversion of convertible notes to common, shares											15,151,310
Relative fair value of warrants and beneficial conversion feature in connection with issuance of convertible note	1,250,000																	1,250,000
Cashless exercise of warrants											6,013							(6,013)
Cashless exercise of warrants (in shares)											6,013,478
Exercise of stock options	5,141										147							4,994
Exercise of stock options (in shares)	146,875										146,875
Issuance of common stock in settlement of accounts payable	5,000										25							4,975
Issuance of common stock in settlement of accounts payable, shares											25,000
Net loss	(5,481,648)																				(5,481,648)
Balance at Dec. 31, 2011	(10,090,028)			10,408,371							177,626				1,447			82,288,441			(92,557,542)
Balance, shares at Dec. 31, 2011				65,433.34							177,626,058				1,447,159
Stock based compensation - employees, consultants and directors	63,127																	63,127
Preferred stock dividends															150			17,332
Issuance of Series A Preferred Stock as dividends, shares															150,008
Issuance of preferred stock	(2,493,930)
Issuance of Series B Preferred Stock as dividends				2,493,930
Issuance of Series B Preferred Stock as dividends, shares				6,780.79
Conversion of Series A and Series B into Common	14,484			(14,484)							418				(3)			14,069
Conversion of Series A and Series B into Common (in shares)				(140.87)							418,633				(3,003)
Issuance of common stock for cash	3,660,153										28,461							3,631,692
Issuance of common stock for cash, shares											28,460,908
Conversion of convertible notes to common	798,911										7,990							790,921
Conversion of convertible notes to common, shares											7,989,103
Relative fair value of warrants and beneficial conversion feature in connection with issuance of convertible note	87,700																	87,700
Cashless exercise of warrants											170							(170)
Cashless exercise of warrants (in shares)											169,762
Exercise of stock options	10,606										303							10,303
Exercise of stock options (in shares)	303,039										303,039
Other comprehensive income/(loss): foreign translation adjustment	(12,662)																							(12,662)
Net loss	(3,663,506)																				(3,663,506)
Balance at Dec. 31, 2012	(11,625,145)			12,887,817							214,968				1,594			86,903,415			(98,732,460)			(12,662)
Balance, shares at Dec. 31, 2012				72,073.26							214,967,503				1,594,164
Stock based compensation - employees, consultants and directors	225,900																	225,900
Preferred stock dividends	0														40			4,018			(4,058)
Issuance of Series A Preferred Stock as dividends, shares															39,851
Issuance of Series B Preferred Stock as dividends	(582,359)			582,359																	(582,359)
Issuance of Series B Preferred Stock as dividends, shares				1,801.83
Issuance of common stock for cash	450,000										4,241							445,759
Issuance of common stock for cash, shares											4,240,970
Conversion of convertible notes to common	1,226,042										9,740							1,216,302
Conversion of convertible notes to common, shares											9,739,912
Exercise of stock options (in shares)
Other comprehensive income/(loss): foreign translation adjustment	(2,402)																							(2,402)
Net loss	(1,628,942)																				(1,628,942)
Balance at Mar. 31, 2013	$ (11,936,906)			$ 13,470,176							$ 228,949				$ 1,634			$ 88,795,394			$ (100,947,819)			$ (15,064)
Balance, shares at Mar. 31, 2013				73,875.09							228,948,385				1,634,015